Leases	9 Months Ended
Sep. 30, 2020
Leases
Leases

5.    Leases

The Company has operating leases mainly for offices in China. For the nine months ended September 30, 2019 and 2020, operating lease costs were RMB67,196 and RMB116,869 (US$17,213); and short-term lease costs were RMB26,031 and RMB14,451 (US$2,128), respectively. There were no leasing costs other than the operating lease costs and short-term lease costs for the nine months ended September 30, 2019 and 2020.

A maturity analysis of the Company's operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities recognized as of September 30, 2020 was as below:

	Rental
	RMB	US$

The remainder of 2020	50,644	7,459
2021	199,556	29,391
2022	148,340	21,848
2023	112,914	16,630
2024 and after	117,932	17,371
Total undiscounted cash flows	629,386	92,699
Less: imputed interest	(56,265)	(8,287)
Present value of lease liabilities	573,121	84,412

5.    Leases (Continued)

As of December 31, 2019 and September 30, 2020, the Company had no material operating leases that had not yet commenced.

As of December 31, 2019, the weighted average remaining lease term was 4.37 years and weighted average discount rate was 5.36% for the Company’s operating leases.

As of September 30, 2020, the weighted average remaining lease term was 3.65 years and weighted average discount rate was 5.11% for the Company’s operating leases.

Other supplemental information related to leases is summarized below:

	For the nine months ended September 30,
	2019	2020	2020
	RMB	RMB	US$

Operating cash flows for operating leases	57,060	104,962	15,459
Right-of-use assets obtained in exchange for new operating lease liabilities	134,373	118,144	17,401